Financial Risk Management (Details 3) - Currency risk [member] € in Thousands, د.إ in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 AED (د.إ)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 CHF (SFr)	Mar. 31, 2024 AUD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 AED (د.إ)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 CHF (SFr)	Mar. 31, 2023 AUD ($)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 SGD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2022 AED (د.إ)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 CHF (SFr)	Mar. 31, 2022 AUD ($)	Mar. 31, 2022 GBP (£)
Cash and cash equivalents [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	$ 600	$ 0	$ 0	د.إ 0	€ 5	SFr 0	$ 0	£ 105	$ 405	$ 0	$ 0	د.إ 0	€ 44	SFr 0	$ 0	£ 69	$ 3,435	$ 0	$ 0	د.إ 0	€ 16	SFr 0	$ 0	£ 51
Trade receivables [member]
Disclosure of financial risk management [Line Items]
Net credit exposure	20,900	0	0	0	610	0	0	85	28,052	0	0	0	411	0	0	85	29,093	0	0	0	222	0	0	85
Trade payables [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	(8,050)	0	0	(29)	(418)	0	0		(28,575)	0	0	(27)	(250)	0	0	(34)	(16,369)	0	(4)	(27)	(196)	0	0	(16)
Foreign currency loan [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	(2,200)	0	0	0	0	0	0		(6,059)	0	0	0	0	0	0	0	(9,389)	0	0	0	0	0	0	0
Net balance sheet exposure [Member]
Disclosure of financial risk management [Line Items]
Net credit exposure	$ 11,250	$ 0	$ 0	د.إ (29)	€ 197	SFr 0	$ 0	£ 190	$ (6,177)	$ 0	$ 0	د.إ (27)	€ 205	SFr 0	$ 0	£ 120	$ 6,770	$ 0	$ (4)	د.إ (27)	€ 42	SFr 0	$ 0	£ 120